Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Templeton Income Trust
Entity Central Index Key	0000795402
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Templeton Global Bond Fund
Class Name	Class A
Trading Symbol	TPINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Global Bond Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$90	0.96%
[1]
Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class A shares of Templeton Global Bond Fund returned -11.95%. The Fund compares its performance to the FTSE World Government Bond Index, which returned -2.87% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Interest-rate strategies contributed to absolute performance due to select exposures to countries in which bond yields fell over 2024, including duration exposure in India.
↑	Among currencies, underweight exposure to the euro contributed to relative returns.

Top detractors from performance:
↓
Currency positions detracted from absolute results, as the U.S. dollar (USD) remained stronger than expected. Select positions in Asian and Latin American currencies (including the Japanese yen and Brazilian real) detracted from performance.

↓	Within interest-rate strategies, duration exposures in Brazil and the U.S. detracted from absolute performance.
↓
Currency positions detracted from relative performance. Overweight currency positions in select Asian and Latin American currencies (including the Japanese yen and Brazilian real) detracted from relative performance.

Use of derivatives and the impact on performance:
The Fund utilized foreign exchange forwards and written and purchased currency options to gain additional exposure to currencies. Given that the USD appreciated against most currencies in 2024, these derivatives detracted from performance. Interest rate swaps were used to manage duration exposure, which also detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class A	-11.95	-5.14	-2.03
Class A (with sales charge)	-15.22	-5.87	-2.40
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
FTSE World Government Bond Index	-2.87	-3.07	-0.55

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,988,678,324
Holdings Count | $ / shares	81	[2]
Advisory Fees Paid, Amount	$ 18,338,254
Investment Company Portfolio Turnover	30.80%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$2,988,678,324
Total Number of Portfolio Holdings*	81
Total Management Fee Paid	$18,338,254
Portfolio Turnover Rate	30.80%
[2]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Templeton Global Bond Fund
Class Name	Class C
Trading Symbol	TEGBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Global Bond Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$128	1.36%
[3]
Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class C shares of Templeton Global Bond Fund returned -12.26%. The Fund compares its performance to the FTSE World Government Bond Index, which returned -2.87% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Interest-rate strategies contributed to absolute performance due to select exposures to countries in which bond yields fell over 2024, including duration exposure in India.
↑	Among currencies, underweight exposure to the euro contributed to relative returns.

Top detractors from performance:
↓
Currency positions detracted from absolute results, as the U.S. dollar (USD) remained stronger than expected. Select positions in Asian and Latin American currencies (including the Japanese yen and Brazilian real) detracted from performance.

↓	Within interest-rate strategies, duration exposures in Brazil and the U.S. detracted from absolute performance.
↓
Currency positions detracted from relative performance. Overweight currency positions in select Asian and Latin American currencies (including the Japanese yen and Brazilian real) detracted from relative performance.

Use of derivatives and the impact on performance:
The Fund utilized foreign exchange forwards and written and purchased currency options to gain additional exposure to currencies. Given that the USD appreciated against most currencies in 2024, these derivatives detracted from performance. Interest rate swaps were used to manage duration exposure, which also detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class C	-12.26	-5.50	-2.41
Class C (with sales charge)	-13.09	-5.50	-2.41
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
FTSE World Government Bond Index	-2.87	-3.07	-0.55

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,988,678,324
Holdings Count | $ / shares	81	[4]
Advisory Fees Paid, Amount	$ 18,338,254
Investment Company Portfolio Turnover	30.80%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$2,988,678,324
Total Number of Portfolio Holdings*	81
Total Management Fee Paid	$18,338,254
Portfolio Turnover Rate	30.80%
[4]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Templeton Global Bond Fund
Class Name	Class R
Trading Symbol	FGBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Global Bond Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$114	1.21%
[5]
Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R shares of Templeton Global Bond Fund returned -12.17%. The Fund compares its performance to the FTSE World Government Bond Index, which returned -2.87% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Interest-rate strategies contributed to absolute performance due to select exposures to countries in which bond yields fell over 2024, including duration exposure in India.
↑	Among currencies, underweight exposure to the euro contributed to relative returns.

Top detractors from performance:
↓
Currency positions detracted from absolute results, as the U.S. dollar (USD) remained stronger than expected. Select positions in Asian and Latin American currencies (including the Japanese yen and Brazilian real) detracted from performance.

↓	Within interest-rate strategies, duration exposures in Brazil and the U.S. detracted from absolute performance.
↓
Currency positions detracted from relative performance. Overweight currency positions in select Asian and Latin American currencies (including the Japanese yen and Brazilian real) detracted from relative performance.

Use of derivatives and the impact on performance:
The Fund utilized foreign exchange forwards and written and purchased currency options to gain additional exposure to currencies. Given that the USD appreciated against most currencies in 2024, these derivatives detracted from performance. Interest rate swaps were used to manage duration exposure, which also detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R	-12.17	-5.38	-2.27
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
FTSE World Government Bond Index	-2.87	-3.07	-0.55

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,988,678,324
Holdings Count | $ / shares	81	[6]
Advisory Fees Paid, Amount	$ 18,338,254
Investment Company Portfolio Turnover	30.80%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$2,988,678,324
Total Number of Portfolio Holdings*	81
Total Management Fee Paid	$18,338,254
Portfolio Turnover Rate	30.80%
[6]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Templeton Global Bond Fund
Class Name	Class R6
Trading Symbol	FBNRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Global Bond Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$53	0.56%
[7]
Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R6 shares of Templeton Global Bond Fund returned -11.54%. The Fund compares its performance to the FTSE World Government Bond Index, which returned -2.87% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Interest-rate strategies contributed to absolute performance due to select exposures to countries in which bond yields fell over 2024, including duration exposure in India.
↑	Among currencies, underweight exposure to the euro contributed to relative returns.

Top detractors from performance:
↓
Currency positions detracted from absolute results, as the U.S. dollar (USD) remained stronger than expected. Select positions in Asian and Latin American currencies (including the Japanese yen and Brazilian real) detracted from performance.

↓	Within interest-rate strategies, duration exposures in Brazil and the U.S. detracted from absolute performance.
↓
Currency positions detracted from relative performance. Overweight currency positions in select Asian and Latin American currencies (including the Japanese yen and Brazilian real) detracted from relative performance.

Use of derivatives and the impact on performance:
The Fund utilized foreign exchange forwards and written and purchased currency options to gain additional exposure to currencies. Given that the USD appreciated against most currencies in 2024, these derivatives detracted from performance. Interest rate swaps were used to manage duration exposure, which also detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R6	-11.54	-4.76	-1.64
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
FTSE World Government Bond Index	-2.87	-3.07	-0.55

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,988,678,324
Holdings Count | $ / shares	81	[8]
Advisory Fees Paid, Amount	$ 18,338,254
Investment Company Portfolio Turnover	30.80%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$2,988,678,324
Total Number of Portfolio Holdings*	81
Total Management Fee Paid	$18,338,254
Portfolio Turnover Rate	30.80%
[8]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Templeton Global Bond Fund
Class Name	Advisor Class
Trading Symbol	TGBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Global Bond Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$67	0.71%
[9]
Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Advisor Class shares of Templeton Global Bond Fund returned -11.79%. The Fund compares its performance to the FTSE World Government Bond Index, which returned -2.87% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Interest-rate strategies contributed to absolute performance due to select exposures to countries in which bond yields fell over 2024, including duration exposure in India.
↑	Among currencies, underweight exposure to the euro contributed to relative returns.

Top detractors from performance:
↓
Currency positions detracted from absolute results, as the U.S. dollar (USD) remained stronger than expected. Select positions in Asian and Latin American currencies (including the Japanese yen and Brazilian real) detracted from performance.

↓	Within interest-rate strategies, duration exposures in Brazil and the U.S. detracted from absolute performance.
↓
Currency positions detracted from relative performance. Overweight currency positions in select Asian and Latin American currencies (including the Japanese yen and Brazilian real) detracted from relative performance.

Use of derivatives and the impact on performance:
The Fund utilized foreign exchange forwards and written and purchased currency options to gain additional exposure to currencies. Given that the USD appreciated against most currencies in 2024, these derivatives detracted from performance. Interest rate swaps were used to manage duration exposure, which also detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Advisor Class	-11.79	-4.90	-1.78
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
FTSE World Government Bond Index	-2.87	-3.07	-0.55

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,988,678,324
Holdings Count | $ / shares	81	[10]
Advisory Fees Paid, Amount	$ 18,338,254
Investment Company Portfolio Turnover	30.80%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$2,988,678,324
Total Number of Portfolio Holdings*	81
Total Management Fee Paid	$18,338,254
Portfolio Turnover Rate	30.80%
[10]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Templeton Global Total Return Fund
Class Name	Class A
Trading Symbol	TGTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Global Total Return Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$116	1.20%
[11]
Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class A shares of Templeton Global Total Return Fund returned -6.74%. The Fund compares its performance to the Bloomberg Multiverse Index, which returned -1.34% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Interest-rate strategies contributed to absolute performance due to select exposures in countries in which bond yields fell over 2024, including duration exposures to select countries in Africa and Asia (including Egypt and Ghana).

↑	Overall credit exposures contributed to absolute results, due to exposure to USD-denominated sub-investment-grade credits.
↑
Overall credit exposures contributed to relative results, due to overweight exposure to USD-denominated sub-investment-grade credits. Interest-rate strategies contributed to relative performance due to select overweight exposures in Africa and Asia (including Egypt and Ghana). Among currencies, underweight exposure to the euro contributed to relative results.

Top detractors from performance:
↓
Currency positions detracted from absolute results, as the U.S. dollar (USD) remained stronger than expected. Select positions in Asian, Latin American, European and Africa currencies (including the Japanese yen and Brazilian real) detracted from performance.

↓	Within interest-rate strategies, duration exposure in Brazil detracted from absolute performance.
↓
Currency positions detracted from relative results. Select overweight positions in Asian, Latin American, European and Africa currencies (including the Brazilian real and Japanese yen) detracted from performance. Underweight exposure to corporate bonds also detracted from relative performance, as did underweight duration exposure to China and overweight duration exposure to Brazil.

Use of derivatives and the impact on performance:
The Fund utilized foreign exchange forwards and written and purchased currency options to gain additional exposure to currencies. Given that the USD appreciated against most currencies in 2024, these derivatives detracted from performance. Interest rate swaps were used to manage duration exposure, which also detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class A	-6.74	-5.11	-1.68
Class A (with sales charge)	-10.26	-5.83	-2.05
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
Bloomberg Multiverse Index	-1.34	-1.76	0.35

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jun. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 201,792,297
Holdings Count | $ / shares	86	[12]
Advisory Fees Paid, Amount	$ 1,761,051
Investment Company Portfolio Turnover	29.14%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$201,792,297
Total Number of Portfolio Holdings*	86
Total Management Fee Paid	$1,761,051
Portfolio Turnover Rate	29.14%
[12]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective June 1, 2024, the Fund’s investment management fee schedule was reduced to an annual rate of 0.67% of the value of its average daily net assets up to and including $200 million; 0.62% of the value of its average daily net assets over $200 million up to and including $1.3 billion; 0.60% of the value of its average daily net assets over $1.3 billion up to and including $2.5 billion; 0.585% of the value of its average daily net assets over $2.5 billion up to and including $5 billion; 0.575% of the value of its average daily net assets over $5 billion up to and including $10 billion; and 0.565% of the value of its average daily net assets over $10 billion.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Templeton Global Total Return Fund
Class Name	Class C
Trading Symbol	TTRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Global Total Return Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$155	1.61%
[13]
Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.61%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class C shares of Templeton Global Total Return Fund returned -7.27%. The Fund compares its performance to the Bloomberg Multiverse Index, which returned -1.34% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Interest-rate strategies contributed to absolute performance due to select exposures in countries in which bond yields fell over 2024, including duration exposures to select countries in Africa and Asia (including Egypt and Ghana).

↑	Overall credit exposures contributed to absolute results, due to exposure to USD-denominated sub-investment-grade credits.
↑
Overall credit exposures contributed to relative results, due to overweight exposure to USD-denominated sub-investment-grade credits. Interest-rate strategies contributed to relative performance due to select overweight exposures in Africa and Asia (including Egypt and Ghana). Among currencies, underweight exposure to the euro contributed to relative results.

Top detractors from performance:
↓
Currency positions detracted from absolute results, as the U.S. dollar (USD) remained stronger than expected. Select positions in Asian, Latin American, European and Africa currencies (including the Japanese yen and Brazilian real) detracted from performance.

↓	Within interest-rate strategies, duration exposure in Brazil detracted from absolute performance.
↓
Currency positions detracted from relative results. Select overweight positions in Asian, Latin American, European and Africa currencies (including the Brazilian real and Japanese yen) detracted from performance. Underweight exposure to corporate bonds also detracted from relative performance, as did underweight duration exposure to China and overweight duration exposure to Brazil.

Use of derivatives and the impact on performance:
The Fund utilized foreign exchange forwards and written and purchased currency options to gain additional exposure to currencies. Given that the USD appreciated against most currencies in 2024, these derivatives detracted from performance. Interest rate swaps were used to manage duration exposure, which also detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class C	-7.27	-5.49	-2.07
Class C (with sales charge)	-8.14	-5.49	-2.07
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
Bloomberg Multiverse Index	-1.34	-1.76	0.35

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jun. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 201,792,297
Holdings Count | $ / shares	86	[14]
Advisory Fees Paid, Amount	$ 1,761,051
Investment Company Portfolio Turnover	29.14%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$201,792,297
Total Number of Portfolio Holdings*	86
Total Management Fee Paid	$1,761,051
Portfolio Turnover Rate	29.14%
[14]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective June 1, 2024, the Fund’s investment management fee schedule was reduced to an annual rate of 0.67% of the value of its average daily net assets up to and including $200 million; 0.62% of the value of its average daily net assets over $200 million up to and including $1.3 billion; 0.60% of the value of its average daily net assets over $1.3 billion up to and including $2.5 billion; 0.585% of the value of its average daily net assets over $2.5 billion up to and including $5 billion; 0.575% of the value of its average daily net assets over $5 billion up to and including $10 billion; and 0.565% of the value of its average daily net assets over $10 billion.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Templeton Global Total Return Fund
Class Name	Class R
Trading Symbol	FRRGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Global Total Return Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$141	1.46%
[15]
Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R shares of Templeton Global Total Return Fund returned -6.97%. The Fund compares its performance to the Bloomberg Multiverse Index, which returned -1.34% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Interest-rate strategies contributed to absolute performance due to select exposures in countries in which bond yields fell over 2024, including duration exposures to select countries in Africa and Asia (including Egypt and Ghana).

↑	Overall credit exposures contributed to absolute results, due to exposure to USD-denominated sub-investment-grade credits.
↑
Overall credit exposures contributed to relative results, due to overweight exposure to USD-denominated sub-investment-grade credits. Interest-rate strategies contributed to relative performance due to select overweight exposures in Africa and Asia (including Egypt and Ghana). Among currencies, underweight exposure to the euro contributed to relative results.

Top detractors from performance:
↓
Currency positions detracted from absolute results, as the U.S. dollar (USD) remained stronger than expected. Select positions in Asian, Latin American, European and Africa currencies (including the Japanese yen and Brazilian real) detracted from performance.

↓	Within interest-rate strategies, duration exposure in Brazil detracted from absolute performance.
↓
Currency positions detracted from relative results. Select overweight positions in Asian, Latin American, European and Africa currencies (including the Brazilian real and Japanese yen) detracted from performance. Underweight exposure to corporate bonds also detracted from relative performance, as did underweight duration exposure to China and overweight duration exposure to Brazil.

Use of derivatives and the impact on performance:
The Fund utilized foreign exchange forwards and written and purchased currency options to gain additional exposure to currencies. Given that the USD appreciated against most currencies in 2024, these derivatives detracted from performance. Interest rate swaps were used to manage duration exposure, which also detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R	-6.97	-5.34	-1.92
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
Bloomberg Multiverse Index	-1.34	-1.76	0.35

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jun. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 201,792,297
Holdings Count | $ / shares	86	[16]
Advisory Fees Paid, Amount	$ 1,761,051
Investment Company Portfolio Turnover	29.14%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$201,792,297
Total Number of Portfolio Holdings*	86
Total Management Fee Paid	$1,761,051
Portfolio Turnover Rate	29.14%
[16]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective June 1, 2024, the Fund’s investment management fee schedule was reduced to an annual rate of 0.67% of the value of its average daily net assets up to and including $200 million; 0.62% of the value of its average daily net assets over $200 million up to and including $1.3 billion; 0.60% of the value of its average daily net assets over $1.3 billion up to and including $2.5 billion; 0.585% of the value of its average daily net assets over $2.5 billion up to and including $5 billion; 0.575% of the value of its average daily net assets over $5 billion up to and including $10 billion; and 0.565% of the value of its average daily net assets over $10 billion.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Templeton Global Total Return Fund
Class Name	Class R6
Trading Symbol	FTTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Global Total Return Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$80	0.83%
[17]
Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R6 shares of Templeton Global Total Return Fund returned -6.38%. The Fund compares its performance to the Bloomberg Multiverse Index, which returned -1.34% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Interest-rate strategies contributed to absolute performance due to select exposures in countries in which bond yields fell over 2024, including duration exposures to select countries in Africa and Asia (including Egypt and Ghana).

↑	Overall credit exposures contributed to absolute results, due to exposure to USD-denominated sub-investment-grade credits.
↑
Overall credit exposures contributed to relative results, due to overweight exposure to USD-denominated sub-investment-grade credits. Interest-rate strategies contributed to relative performance due to select overweight exposures in Africa and Asia (including Egypt and Ghana). Among currencies, underweight exposure to the euro contributed to relative results.

Top detractors from performance:
↓
Currency positions detracted from absolute results, as the U.S. dollar (USD) remained stronger than expected. Select positions in Asian, Latin American, European and Africa currencies (including the Japanese yen and Brazilian real) detracted from performance.

↓	Within interest-rate strategies, duration exposure in Brazil detracted from absolute performance.
↓
Currency positions detracted from relative results. Select overweight positions in Asian, Latin American, European and Africa currencies (including the Brazilian real and Japanese yen) detracted from performance. Underweight exposure to corporate bonds also detracted from relative performance, as did underweight duration exposure to China and overweight duration exposure to Brazil.

Use of derivatives and the impact on performance:
The Fund utilized foreign exchange forwards and written and purchased currency options to gain additional exposure to currencies. Given that the USD appreciated against most currencies in 2024, these derivatives detracted from performance. Interest rate swaps were used to manage duration exposure, which also detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R6	-6.38	-4.75	-1.31
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
Bloomberg Multiverse Index	-1.34	-1.76	0.35

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jun. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 201,792,297
Holdings Count | $ / shares	86	[18]
Advisory Fees Paid, Amount	$ 1,761,051
Investment Company Portfolio Turnover	29.14%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$201,792,297
Total Number of Portfolio Holdings*	86
Total Management Fee Paid	$1,761,051
Portfolio Turnover Rate	29.14%
[18]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective June 1, 2024, the Fund’s investment management fee schedule was reduced to an annual rate of 0.67% of the value of its average daily net assets up to and including $200 million; 0.62% of the value of its average daily net assets over $200 million up to and including $1.3 billion; 0.60% of the value of its average daily net assets over $1.3 billion up to and including $2.5 billion; 0.585% of the value of its average daily net assets over $2.5 billion up to and including $5 billion; 0.575% of the value of its average daily net assets over $5 billion up to and including $10 billion; and 0.565% of the value of its average daily net assets over $10 billion.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Templeton Global Total Return Fund
Class Name	Advisor Class
Trading Symbol	TTRZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Global Total Return Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$93	0.96%
[19]
Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Advisor Class shares of Templeton Global Total Return Fund returned -6.48%. The Fund compares its performance to the Bloomberg Multiverse Index, which returned -1.34% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Interest-rate strategies contributed to absolute performance due to select exposures in countries in which bond yields fell over 2024, including duration exposures to select countries in Africa and Asia (including Egypt and Ghana).

↑	Overall credit exposures contributed to absolute results, due to exposure to USD-denominated sub-investment-grade credits.
↑
Overall credit exposures contributed to relative results, due to overweight exposure to USD-denominated sub-investment-grade credits. Interest-rate strategies contributed to relative performance due to select overweight exposures in Africa and Asia (including Egypt and Ghana). Among currencies, underweight exposure to the euro contributed to relative results.

Top detractors from performance:
↓
Currency positions detracted from absolute results, as the U.S. dollar (USD) remained stronger than expected. Select positions in Asian, Latin American, European and Africa currencies (including the Japanese yen and Brazilian real) detracted from performance.

↓	Within interest-rate strategies, duration exposure in Brazil detracted from absolute performance.
↓
Currency positions detracted from relative results. Select overweight positions in Asian, Latin American, European and Africa currencies (including the Brazilian real and Japanese yen) detracted from performance. Underweight exposure to corporate bonds also detracted from relative performance, as did underweight duration exposure to China and overweight duration exposure to Brazil.

Use of derivatives and the impact on performance:
The Fund utilized foreign exchange forwards and written and purchased currency options to gain additional exposure to currencies. Given that the USD appreciated against most currencies in 2024, these derivatives detracted from performance. Interest rate swaps were used to manage duration exposure, which also detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Advisor Class	-6.48	-4.85	-1.42
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
Bloomberg Multiverse Index	-1.34	-1.76	0.35

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jun. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 201,792,297
Holdings Count | $ / shares	86	[20]
Advisory Fees Paid, Amount	$ 1,761,051
Investment Company Portfolio Turnover	29.14%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$201,792,297
Total Number of Portfolio Holdings*	86
Total Management Fee Paid	$1,761,051
Portfolio Turnover Rate	29.14%
[20]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective June 1, 2024, the Fund’s investment management fee schedule was reduced to an annual rate of 0.67% of the value of its average daily net assets up to and including $200 million; 0.62% of the value of its average daily net assets over $200 million up to and including $1.3 billion; 0.60% of the value of its average daily net assets over $1.3 billion up to and including $2.5 billion; 0.585% of the value of its average daily net assets over $2.5 billion up to and including $5 billion; 0.575% of the value of its average daily net assets over $5 billion up to and including $10 billion; and 0.565% of the value of its average daily net assets over $10 billion.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Templeton International Bond Fund
Class Name	Class A
Trading Symbol	TBOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton International Bond Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$93	0.99%
[21]
Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class A shares of Templeton International Bond Fund returned -11.70%. The Fund compares its performance to the FTSE Non-U.S. World Government Bond Index, which returned -5.32% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Interest-rate strategies contributed to absolute performance due to select exposures to countries in which bond yields fell over 2024, including duration exposures to South Africa and India.
↑	Interest-rate strategies contributed to relative performance. Overweight duration exposures to South Africa and India and underweight duration exposure to Japan contributed to relative results.
↑	Among currencies, underweight exposure to the euro contributed to relative returns.

Top detractors from performance:
↓
Currency positions detracted from absolute results, as the U.S. dollar (USD) remained stronger than expected. Select positions in Asian and Latin American currencies (including the Japanese yen and Brazilian real) detracted from performance.

↓
Currency positions detracted from relative performance. Overweight currency positions in select Latin American and Asian currencies (including the Brazilian real, Mexican peso and Japanese yen) detracted from relative performance.

↓	Within interest-rate strategies, underweight duration exposures to China and the euro area detracted from relative performance.
Use of derivatives and the impact on performance:
The Fund utilized foreign exchange forwards and written and purchased currency options to gain additional exposure to currencies. Given that the USD appreciated against most currencies in 2024, these derivatives detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class A	-11.70	-5.59	-2.18
Class A (with sales charge)	-14.99	-6.31	-2.56
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
FTSE Non-U.S. World Government Bond Index	-5.32	-4.81	-1.53

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 19,381,000
Holdings Count | $ / shares	70	[22]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	38.96%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$19,381,000
Total Number of Portfolio Holdings*	70
Total Management Fee Paid	$0
Portfolio Turnover Rate	38.96%
[22]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Templeton International Bond Fund
Class Name	Class C
Trading Symbol	FCNBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton International Bond Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$131	1.39%
[23]
Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class C shares of Templeton International Bond Fund returned -12.04%. The Fund compares its performance to the FTSE Non-U.S. World Government Bond Index, which returned -5.32% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Interest-rate strategies contributed to absolute performance due to select exposures to countries in which bond yields fell over 2024, including duration exposures to South Africa and India.
↑	Interest-rate strategies contributed to relative performance. Overweight duration exposures to South Africa and India and underweight duration exposure to Japan contributed to relative results.
↑	Among currencies, underweight exposure to the euro contributed to relative returns.

Top detractors from performance:
↓
Currency positions detracted from absolute results, as the U.S. dollar (USD) remained stronger than expected. Select positions in Asian and Latin American currencies (including the Japanese yen and Brazilian real) detracted from performance.

↓
Currency positions detracted from relative performance. Overweight currency positions in select Latin American and Asian currencies (including the Brazilian real, Mexican peso and Japanese yen) detracted from relative performance.

↓	Within interest-rate strategies, underweight duration exposures to China and the euro area detracted from relative performance.
Use of derivatives and the impact on performance:
The Fund utilized foreign exchange forwards and written and purchased currency options to gain additional exposure to currencies. Given that the USD appreciated against most currencies in 2024, these derivatives detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class C	-12.04	-5.96	-2.56
Class C (with sales charge)	-12.87	-5.96	-2.56
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
FTSE Non-U.S. World Government Bond Index	-5.32	-4.81	-1.53

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 19,381,000
Holdings Count | $ / shares	70	[24]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	38.96%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$19,381,000
Total Number of Portfolio Holdings*	70
Total Management Fee Paid	$0
Portfolio Turnover Rate	38.96%
[24]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Templeton International Bond Fund
Class Name	Class R
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton International Bond Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$117	1.24%
[25]
Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R shares of Templeton International Bond Fund returned -11.93%. The Fund compares its performance to the FTSE Non-U.S. World Government Bond Index, which returned -5.32% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Interest-rate strategies contributed to absolute performance due to select exposures to countries in which bond yields fell over 2024, including duration exposures to South Africa and India.
↑	Interest-rate strategies contributed to relative performance. Overweight duration exposures to South Africa and India and underweight duration exposure to Japan contributed to relative results.
↑	Among currencies, underweight exposure to the euro contributed to relative returns.

Top detractors from performance:
↓
Currency positions detracted from absolute results, as the U.S. dollar (USD) remained stronger than expected. Select positions in Asian and Latin American currencies (including the Japanese yen and Brazilian real) detracted from performance.

↓
Currency positions detracted from relative performance. Overweight currency positions in select Latin American and Asian currencies (including the Brazilian real, Mexican peso and Japanese yen) detracted from relative performance.

↓	Within interest-rate strategies, underweight duration exposures to China and the euro area detracted from relative performance.
Use of derivatives and the impact on performance:
The Fund utilized foreign exchange forwards and written and purchased currency options to gain additional exposure to currencies. Given that the USD appreciated against most currencies in 2024, these derivatives detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R	-11.93	-5.84	-2.45
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
FTSE Non-U.S. World Government Bond Index	-5.32	-4.81	-1.53

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 19,381,000
Holdings Count | $ / shares	70	[26]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	38.96%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$19,381,000
Total Number of Portfolio Holdings*	70
Total Management Fee Paid	$0
Portfolio Turnover Rate	38.96%
[26]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Templeton International Bond Fund
Class Name	Class R6
Trading Symbol	FIBQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton International Bond Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$57	0.60%
[27]
Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R6 shares of Templeton International Bond Fund returned -11.38%. The Fund compares its performance to the FTSE Non-U.S. World Government Bond Index, which returned -5.32% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Interest-rate strategies contributed to absolute performance due to select exposures to countries in which bond yields fell over 2024, including duration exposures to South Africa and India.
↑	Interest-rate strategies contributed to relative performance. Overweight duration exposures to South Africa and India and underweight duration exposure to Japan contributed to relative results.
↑	Among currencies, underweight exposure to the euro contributed to relative returns.

Top detractors from performance:
↓
Currency positions detracted from absolute results, as the U.S. dollar (USD) remained stronger than expected. Select positions in Asian and Latin American currencies (including the Japanese yen and Brazilian real) detracted from performance.

↓
Currency positions detracted from relative performance. Overweight currency positions in select Latin American and Asian currencies (including the Brazilian real, Mexican peso and Japanese yen) detracted from relative performance.

↓	Within interest-rate strategies, underweight duration exposures to China and the euro area detracted from relative performance.
Use of derivatives and the impact on performance:
The Fund utilized foreign exchange forwards and written and purchased currency options to gain additional exposure to currencies. Given that the USD appreciated against most currencies in 2024, these derivatives detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R6	-11.38	-5.27	-1.86
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
FTSE Non-U.S. World Government Bond Index	-5.32	-4.81	-1.53

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 19,381,000
Holdings Count | $ / shares	70	[28]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	38.96%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$19,381,000
Total Number of Portfolio Holdings*	70
Total Management Fee Paid	$0
Portfolio Turnover Rate	38.96%
[28]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Templeton International Bond Fund
Class Name	Advisor Class
Trading Symbol	FIBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton International Bond Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$70	0.74%
[29]
Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Advisor Class shares of Templeton International Bond Fund returned -11.48%. The Fund compares its performance to the FTSE Non-U.S. World Government Bond Index, which returned -5.32% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Interest-rate strategies contributed to absolute performance due to select exposures to countries in which bond yields fell over 2024, including duration exposures to South Africa and India.
↑	Interest-rate strategies contributed to relative performance. Overweight duration exposures to South Africa and India and underweight duration exposure to Japan contributed to relative results.
↑	Among currencies, underweight exposure to the euro contributed to relative returns.

Top detractors from performance:
↓
Currency positions detracted from absolute results, as the U.S. dollar (USD) remained stronger than expected. Select positions in Asian and Latin American currencies (including the Japanese yen and Brazilian real) detracted from performance.

↓
Currency positions detracted from relative performance. Overweight currency positions in select Latin American and Asian currencies (including the Brazilian real, Mexican peso and Japanese yen) detracted from relative performance.

↓	Within interest-rate strategies, underweight duration exposures to China and the euro area detracted from relative performance.
Use of derivatives and the impact on performance:
The Fund utilized foreign exchange forwards and written and purchased currency options to gain additional exposure to currencies. Given that the USD appreciated against most currencies in 2024, these derivatives detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Advisor Class	-11.48	-5.38	-1.95
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
FTSE Non-U.S. World Government Bond Index	-5.32	-4.81	-1.53

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 19,381,000
Holdings Count | $ / shares	70	[30]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	38.96%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$19,381,000
Total Number of Portfolio Holdings*	70
Total Management Fee Paid	$0
Portfolio Turnover Rate	38.96%
[30]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Templeton Sustainable Emerging Markets Bond Fund
Class Name	Class A
Trading Symbol	FEMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Sustainable Emerging Markets Bond Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$112	1.14%
[31]
Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class A shares of Templeton Sustainable Emerging Markets Bond Fund returned -3.70%. The Fund compares its performance to the JP Morgan GBI-EM Global Diversified Index, which returned -2.38% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Interest-rate strategies contributed to absolute performance due to select exposures to countries in which bond yields fell over 2024, including duration exposures in Egypt and India.
↑	Overall credit exposures contributed to absolute results, due to select exposures to sub-investment grade sovereign credits in Latin America.
↑
Overall credit exposures contributed to relative results, due to select overweighted exposures to sub-investment grade sovereign credits in Latin America. Among currencies, an underweighted position in the Mexican peso contributed to relative results. Within interest-rate strategies, overweighted duration exposures in Egypt and India also contributed.

Top detractors from performance:
↓
Currency positions detracted from absolute results, as the U.S. dollar (USD) remained stronger than expected, due to select currency exposures in Latin America and Asia (including the Brazilian real and Uruguayan peso). Within interest-rate strategies, duration exposure in Brazil detracted from absolute performance.

↓	Currency positions detracted from relative results, due to select overweighted currency exposures in Latin America and Asia (including the Uruguayan peso and Kazakhstani tenge).
↓	Interest-rate strategies detracted from relative results, due to underweighted duration exposures in South Africa and China and overweighted duration exposure in Brazil.
Use of derivatives and the impact on performance:
The Fund utilized foreign exchange forwards to gain additional exposure to currencies. Given that the USD appreciated against most currencies in 2024, these derivatives detracted from performance. Interest rate swaps were used to manage duration exposure, which also detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class A	-3.70	-3.18	-0.19
Class A (with sales charge)	-7.28	-3.91	-0.57
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
JP Morgan GBI-EM Global Diversified Index	-2.38	-1.86	0.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 10,708,476
Holdings Count | $ / shares	47	[32]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	80.93%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$10,708,476
Total Number of Portfolio Holdings*	47
Total Management Fee Paid	$0
Portfolio Turnover Rate	80.93%
[32]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Templeton Sustainable Emerging Markets Bond Fund
Class Name	Class C
Trading Symbol	FEMHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Sustainable Emerging Markets Bond Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$151	1.54%
[33]
Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.54%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class C shares of Templeton Sustainable Emerging Markets Bond Fund returned -4.10%. The Fund compares its performance to the JP Morgan GBI-EM Global Diversified Index, which returned -2.38% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Interest-rate strategies contributed to absolute performance due to select exposures to countries in which bond yields fell over 2024, including duration exposures in Egypt and India.
↑	Overall credit exposures contributed to absolute results, due to select exposures to sub-investment grade sovereign credits in Latin America.
↑
Overall credit exposures contributed to relative results, due to select overweighted exposures to sub-investment grade sovereign credits in Latin America. Among currencies, an underweighted position in the Mexican peso contributed to relative results. Within interest-rate strategies, overweighted duration exposures in Egypt and India also contributed.

Top detractors from performance:
↓
Currency positions detracted from absolute results, as the U.S. dollar (USD) remained stronger than expected, due to select currency exposures in Latin America and Asia (including the Brazilian real and Uruguayan peso). Within interest-rate strategies, duration exposure in Brazil detracted from absolute performance.

↓	Currency positions detracted from relative results, due to select overweighted currency exposures in Latin America and Asia (including the Uruguayan peso and Kazakhstani tenge).
↓	Interest-rate strategies detracted from relative results, due to underweighted duration exposures in South Africa and China and overweighted duration exposure in Brazil.
Use of derivatives and the impact on performance:
The Fund utilized foreign exchange forwards to gain additional exposure to currencies. Given that the USD appreciated against most currencies in 2024, these derivatives detracted from performance. Interest rate swaps were used to manage duration exposure, which also detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class C	-4.10	-3.57	-0.62
Class C (with sales charge)	-5.00	-3.57	-0.62
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
JP Morgan GBI-EM Global Diversified Index	-2.38	-1.86	0.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 10,708,476
Holdings Count | $ / shares	47	[34]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	80.93%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$10,708,476
Total Number of Portfolio Holdings*	47
Total Management Fee Paid	$0
Portfolio Turnover Rate	80.93%
[34]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Templeton Sustainable Emerging Markets Bond Fund
Class Name	Class R
Trading Symbol	FEMBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Sustainable Emerging Markets Bond Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$136	1.39%
[35]
Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R shares of Templeton Sustainable Emerging Markets Bond Fund returned -4.12%. The Fund compares its performance to the JP Morgan GBI-EM Global Diversified Index, which returned -2.38% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Interest-rate strategies contributed to absolute performance due to select exposures to countries in which bond yields fell over 2024, including duration exposures in Egypt and India.
↑	Overall credit exposures contributed to absolute results, due to select exposures to sub-investment grade sovereign credits in Latin America.
↑
Overall credit exposures contributed to relative results, due to select overweighted exposures to sub-investment grade sovereign credits in Latin America. Among currencies, an underweighted position in the Mexican peso contributed to relative results. Within interest-rate strategies, overweighted duration exposures in Egypt and India also contributed.

Top detractors from performance:
↓
Currency positions detracted from absolute results, as the U.S. dollar (USD) remained stronger than expected, due to select currency exposures in Latin America and Asia (including the Brazilian real and Uruguayan peso). Within interest-rate strategies, duration exposure in Brazil detracted from absolute performance.

↓	Currency positions detracted from relative results, due to select overweighted currency exposures in Latin America and Asia (including the Uruguayan peso and Kazakhstani tenge).
↓	Interest-rate strategies detracted from relative results, due to underweighted duration exposures in South Africa and China and overweighted duration exposure in Brazil.
Use of derivatives and the impact on performance:
The Fund utilized foreign exchange forwards to gain additional exposure to currencies. Given that the USD appreciated against most currencies in 2024, these derivatives detracted from performance. Interest rate swaps were used to manage duration exposure, which also detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R	-4.12	-3.37	-0.35
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
JP Morgan GBI-EM Global Diversified Index	-2.38	-1.86	0.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 10,708,476
Holdings Count | $ / shares	47	[36]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	80.93%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$10,708,476
Total Number of Portfolio Holdings*	47
Total Management Fee Paid	$0
Portfolio Turnover Rate	80.93%
[36]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Templeton Sustainable Emerging Markets Bond Fund
Class Name	Class R6
Trading Symbol	FEMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Sustainable Emerging Markets Bond Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$85	0.86%
[37]
Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R6 shares of Templeton Sustainable Emerging Markets Bond Fund returned -3.40%. The Fund compares its performance to the JP Morgan GBI-EM Global Diversified Index, which returned -2.38% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Interest-rate strategies contributed to absolute performance due to select exposures to countries in which bond yields fell over 2024, including duration exposures in Egypt and India.
↑	Overall credit exposures contributed to absolute results, due to select exposures to sub-investment grade sovereign credits in Latin America.
↑
Overall credit exposures contributed to relative results, due to select overweighted exposures to sub-investment grade sovereign credits in Latin America. Among currencies, an underweighted position in the Mexican peso contributed to relative results. Within interest-rate strategies, overweighted duration exposures in Egypt and India also contributed.

Top detractors from performance:
↓
Currency positions detracted from absolute results, as the U.S. dollar (USD) remained stronger than expected, due to select currency exposures in Latin America and Asia (including the Brazilian real and Uruguayan peso). Within interest-rate strategies, duration exposure in Brazil detracted from absolute performance.

↓	Currency positions detracted from relative results, due to select overweighted currency exposures in Latin America and Asia (including the Uruguayan peso and Kazakhstani tenge).
↓	Interest-rate strategies detracted from relative results, due to underweighted duration exposures in South Africa and China and overweighted duration exposure in Brazil.
Use of derivatives and the impact on performance:
The Fund utilized foreign exchange forwards to gain additional exposure to currencies. Given that the USD appreciated against most currencies in 2024, these derivatives detracted from performance. Interest rate swaps were used to manage duration exposure, which also detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R6	-3.40	-2.90	0.09
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
JP Morgan GBI-EM Global Diversified Index	-2.38	-1.86	0.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 10,708,476
Holdings Count | $ / shares	47	[38]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	80.93%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$10,708,476
Total Number of Portfolio Holdings*	47
Total Management Fee Paid	$0
Portfolio Turnover Rate	80.93%
[38]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Templeton Sustainable Emerging Markets Bond Fund
Class Name	Advisor Class
Trading Symbol	FEMZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Sustainable Emerging Markets Bond Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$87	0.89%
[39]
Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Advisor Class shares of Templeton Sustainable Emerging Markets Bond Fund returned -3.43%. The Fund compares its performance to the JP Morgan GBI-EM Global Diversified Index, which returned -2.38% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Interest-rate strategies contributed to absolute performance due to select exposures to countries in which bond yields fell over 2024, including duration exposures in Egypt and India.
↑	Overall credit exposures contributed to absolute results, due to select exposures to sub-investment grade sovereign credits in Latin America.
↑
Overall credit exposures contributed to relative results, due to select overweighted exposures to sub-investment grade sovereign credits in Latin America. Among currencies, an underweighted position in the Mexican peso contributed to relative results. Within interest-rate strategies, overweighted duration exposures in Egypt and India also contributed.

Top detractors from performance:
↓
Currency positions detracted from absolute results, as the U.S. dollar (USD) remained stronger than expected, due to select currency exposures in Latin America and Asia (including the Brazilian real and Uruguayan peso). Within interest-rate strategies, duration exposure in Brazil detracted from absolute performance.

↓	Currency positions detracted from relative results, due to select overweighted currency exposures in Latin America and Asia (including the Uruguayan peso and Kazakhstani tenge).
↓	Interest-rate strategies detracted from relative results, due to underweighted duration exposures in South Africa and China and overweighted duration exposure in Brazil.
Use of derivatives and the impact on performance:
The Fund utilized foreign exchange forwards to gain additional exposure to currencies. Given that the USD appreciated against most currencies in 2024, these derivatives detracted from performance. Interest rate swaps were used to manage duration exposure, which also detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Advisor Class	-3.43	-2.92	0.04
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
JP Morgan GBI-EM Global Diversified Index	-2.38	-1.86	0.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 10,708,476
Holdings Count | $ / shares	47	[40]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	80.93%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$10,708,476
Total Number of Portfolio Holdings*	47
Total Management Fee Paid	$0
Portfolio Turnover Rate	80.93%
[40]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
*	Does not include derivatives, except purchased options, if any.

[11]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[12]
*	Does not include derivatives, except purchased options, if any.

[13]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[14]
*	Does not include derivatives, except purchased options, if any.

[15]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[16]
*	Does not include derivatives, except purchased options, if any.

[17]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[18]
*	Does not include derivatives, except purchased options, if any.

[19]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[20]
*	Does not include derivatives, except purchased options, if any.

[21]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[22]
*	Does not include derivatives, except purchased options, if any.

[23]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[24]
*	Does not include derivatives, except purchased options, if any.

[25]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[26]
*	Does not include derivatives, except purchased options, if any.

[27]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[28]
*	Does not include derivatives, except purchased options, if any.

[29]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[30]
*	Does not include derivatives, except purchased options, if any.

[31]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[32]
*	Does not include derivatives, except purchased options, if any.

[33]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[34]
*	Does not include derivatives, except purchased options, if any.

[35]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[36]
*	Does not include derivatives, except purchased options, if any.

[37]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[38]
*	Does not include derivatives, except purchased options, if any.

[39]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[40]
*	Does not include derivatives, except purchased options, if any.